INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Summary financial information of associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Short term assets	$ 990,986,123	$ 797,297,716	$ 533,474,103
Long term assets	1,955,120,524	1,650,766,684	1,857,474,320
Total assets	2,946,106,647	2,448,064,400	2,390,948,423
Short term liabilities	529,567,279	378,056,186	411,658,352
Long term liabilities	1,315,125,809	1,238,447,623	1,010,386,123
Total liabilities	1,844,693,088	1,616,503,809	1,422,044,475
Total Equity	1,101,413,559	831,560,591	968,903,948	$ 863,714,743
Total revenue from ordinary activities	2,216,732,593	1,698,281,237	1,779,025,115
Share of profit (loss) of investments in associates accounted for using the equity method	3,093,102	2,228,763	(3,415,083)
Other comprehensive income	151,896,435	(191,713,733)	(34,007,464)
Comprehensive income	308,928,103	(68,596,413)	$ 141,238,761
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Short term assets	72,400,404	31,354,324
Long term assets	42,875,230	43,735,099
Total assets	115,275,634	75,089,423
Short term liabilities	57,080,891	17,929,088
Long term liabilities	14,467,165	16,704,773
Total liabilities	71,548,056	34,633,861
Total Equity	43,727,578	40,455,562
Total revenue from ordinary activities	77,805,312	60,067,879
Earnings before taxes	7,347,219	5,587,691
Earnings after taxes	$ 5,509,658	$ 4,717,515
Reporting date	Dec. 31, 2021	Dec. 31, 2020
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Short term assets	$ 19,468,334	$ 17,959,344
Long term assets	92,639,217	73,675,946
Total assets	112,107,551	91,635,290
Short term liabilities	21,255,565	16,295,336
Long term liabilities	34,960,269	28,180,230
Total liabilities	56,215,835	44,475,566
Total Equity	55,891,716	47,159,724
Total revenue from ordinary activities	(25,164,499)	52,345,526
Earnings before taxes	4,518,371	4,028,010
Earnings after taxes	2,573,415	3,004,352
Other comprehensive income	2,363,061	(1,899,548)
Comprehensive income	$ 4,936,476	$ 1,104,804
Reporting date	Nov. 30, 2021	Nov. 30, 2020
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Long term assets	$ 9,779,486	$ 8,657,291
Total assets	9,779,486	8,657,291
Long term liabilities	28	26
Total liabilities	28	26
Total Equity	9,779,458	8,657,265
Total revenue from ordinary activities	204,624	96,980
Earnings before taxes	204,624	96,980
Earnings after taxes	$ 204,624	$ 96,980
Reporting date	Nov. 30, 2021	Nov. 30, 2020
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Short term assets	$ 20,648	$ 20,314
Long term assets	294,662	268,126
Total assets	315,310	288,440
Short term liabilities	186,266	168,354
Total liabilities	186,266	168,354
Total Equity	129,044	120,086
Total revenue from ordinary activities	126,016	117,350
Earnings before taxes	126,016	117,350
Earnings after taxes	$ 126,016	$ 117,350
Reporting date	Nov. 30, 2021	Nov. 30, 2020
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Short term assets	$ 68,192,154	$ 70,192,521
Long term assets	50,034,496	73,918,788
Total assets	118,226,650	144,111,309
Short term liabilities	12,991,480	28,383,151
Long term liabilities	6,489,944	9,251,314
Total liabilities	19,481,424	37,634,465
Total Equity	98,745,226	106,476,844
Total revenue from ordinary activities	94,169,579	84,813,829
Earnings before taxes	2,876,850	(38,601,167)
Earnings after taxes	1,556,223	(39,244,393)
Other comprehensive income	49,784	472,160
Comprehensive income	$ 1,606,007	$ (38,772,233)
Reporting date	Nov. 30, 2021	Nov. 30, 2020
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Short term assets	$ 16,765,435	$ 12,293,489
Long term assets	33,021,014	63,719,245
Total assets	49,786,449	76,012,734
Short term liabilities	10,009,915	5,000,314
Long term liabilities	18,294,787	16,235,813
Total liabilities	28,304,702	21,236,127
Total Equity	21,481,747	54,776,607
Total revenue from ordinary activities	35,224,230	31,483,800
Earnings before taxes	(31,042,731)	(1,391,494)
Earnings after taxes	(37,324,877)	$ (890,021)
Other comprehensive income	30,547,925
Comprehensive income	$ (6,776,952)
Reporting date	Nov. 30, 2021	Nov. 30, 2020
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Short term assets	$ 29,227,758	$ 37,284,398
Long term assets	75,706,352	68,450,919
Total assets	104,934,110	105,735,317
Short term liabilities	10,181,664	9,116,608
Long term liabilities	7,164,058	10,883,589
Total liabilities	17,345,722	20,000,197
Total Equity	87,588,388	85,735,120
Total revenue from ordinary activities	46,509,329	30,329,646
Earnings before taxes	2,306,620	(1,226,517)
Earnings after taxes	$ 2,869,945	$ (475,467)
Reporting date	Dec. 31, 2021	Dec. 31, 2020